Shareholders' equity	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Shareholders' equity	Shareholders’ equity
Share capital
ASML’s authorized share capital amounts to €126.0 million and is divided into:

Type of shares	Number of shares	Nominal value	Votes per share
Cumulative preference shares	700,000,000	€0.09 per share	1
Ordinary shares	700,000,000	€0.09 per share	1
The issued and fully paid-up ordinary shares with a nominal value of €0.09 each were as follows:

Year ended December 31	2023	2024	2025
Issued ordinary shares with nominal value of €0.09	393,421,721	393,283,720	385,417,665
Issued ordinary treasury shares with nominal value of €0.09	6,162,857	546,972	2,730,009
Total issued ordinary shares with nominal value of €0.09	399,584,578	393,830,692	388,147,674
As of December 31, 2025, 87,904,216 ordinary shares were held by 316 registered holders with a registered address in the US. Since certain of our ordinary shares were held by brokers and nominees, the number of record holders in the US may not be representative of the number of beneficial holders, or of where the beneficial holders are resident.
Each ordinary share consists of 900 fractional shares. Fractional shares entitle the holder thereof to a fractional dividend, but do not give entitlement to voting rights. Only those persons who hold shares directly in the share register in the Netherlands, held by us at our address at 5504 DR Veldhoven, De Run 6501, the Netherlands, or in the
New York share register, held by JP Morgan Chase Bank, N.A., P.O. Box 64506, St. Paul, MN 55164-0506, United
States, can hold fractional shares. Shareholders who hold ordinary shares through the deposit system under the
Dutch Securities Bank Giro Transfer Act maintained by the Dutch central securities depository Euroclear Nederland or through the Depository Trust Company cannot hold fractional shares.
No cumulative preference shares have been issued. Each share carries one vote.
There are no special voting rights on the issued shares in our share capital.
There are currently no limitations, either under Dutch law or in our Articles of Association, on the transfer of ordinary shares in the share capital of ASML. Pursuant to our Articles of Association, the Supervisory Board’s approval shall be required for every transfer of cumulative preference shares.
Issue and repurchase of (rights to) shares
Our Board of Management has the power to issue ordinary shares and cumulative preference shares insofar as it has been authorized to do so by the General Meeting. The Board of Management requires approval of the Supervisory
Board for such an issue. The authorization by the General Meeting can only be granted for a certain period not exceeding five years and may be extended for no longer than five years on each occasion. If the General Meeting has not authorized the Board of Management to issue shares, the General Meeting will be authorized to issue shares on the Board of Management’s proposal, provided that the Supervisory Board has approved such a proposal.
Holders of our ordinary shares have a preemptive right, in proportion to the aggregate nominal amount they hold. This preemptive right may be restricted or excluded. Holders of ordinary shares do not have preemptive rights with respect to any ordinary shares issued for consideration other than cash or ordinary shares issued to employees. If authorized for this purpose by the General Meeting, the Board of Management has the power, subject to approval of the Supervisory Board, to restrict or exclude the preemptive rights of holders of ordinary shares.
At our 2025 AGM, the Board of Management was authorized from April 23, 2025, through October 23, 2026, subject to the approval of the Supervisory Board, to issue shares and/or rights thereto, representing up to a maximum of 5%
of our issued share capital at April 23, 2025, plus an additional 5% of our issued share capital at April 23, 2025, that may be issued in connection with mergers, acquisitions and/or (strategic) alliances. Our shareholders also authorized the Board of Management through October 23, 2026, subject to approval of the Supervisory Board, to restrict or exclude preemptive rights with respect to holders of ordinary shares up to a maximum of 5% of our issued share capital in connection with the general authorization to issue shares and/or rights to shares, plus an additional 5% in connection with the authorization to issue shares and/or rights to shares in connection with mergers, acquisitions and/or (strategic) alliances.
We may repurchase our issued ordinary shares at any time, subject to compliance with the requirements of Dutch law and our Articles of Association. Any such repurchases are subject to the approval of the Supervisory Board and authorization by the General Meeting, which authorization may not be for more than 18 months.
At the 2025 Annual General Meeting (AGM), the Board of Management was authorized, subject to Supervisory Board approval, to repurchase through October 23, 2026, up to a maximum of 10% of our issued share capital at April 23,
2025, at a price between the nominal value of the ordinary shares purchased and 110% of the market price of these securities on Euronext Amsterdam or Nasdaq.
ASML Preference Shares Foundation
The ASML Preference Shares Foundation (Stichting Preferente Aandelen ASML) has been granted an option right to acquire cumulative preference shares in the share capital of ASML. The Foundation may exercise this Preference
Share Option when, in the opinion of the Foundation’s Board of Directors, the interests of ASML, its business or its stakeholders are at stake, including in the event that:
•a public bid for ASML’s shares has been announced or made, or there is a justified expectation that such a bid will be made without any agreement having been reached with ASML in relation thereto; or
•an attempted exercise of voting rights by one or more shareholders, which in the opinion of the Foundation’s
Board of Directors is materially in conflict with the interests of ASML, of its business or of its stakeholders.
The Foundation’s objectives are to look after the interests of ASML and the enterprises maintained by and/or affiliated in a group with ASML, in such a way that ASML’s interests and those of enterprises and all parties concerned are safeguarded in the best possible way. The Foundation is responsible for ensuring that influences in conflict with these interests, which might affect the independence or the identity of ASML and those companies, are deterred to the best of the Foundation’s ability. The Foundation aims to realize its objects by acquiring and holding cumulative preference shares in our capital and by exercising the rights attached to these shares, particularly the voting rights.
The Preference Share Option entitles the Foundation to acquire cumulative preference shares, whereby the aggregate nominal value of such cumulative preference shares may not exceed the aggregate nominal value of the ordinary shares issued at the time of exercise of the Preference Share Option. The subscription price for the cumulative preference shares shall be equal to nominal value. Only 25 percent of the subscription price will be payable upon issuance, with the remainder only being payable when called-up by ASML.
Cancellation and repayment of issued cumulative preference shares by ASML requires authorization by the General
Meeting, on a proposal to this effect made by the Board of Management and approved by the Supervisory Board. If the Preference Share Option is exercised and as a result cumulative preference shares are issued, we will initiate the repurchase or cancellation of all cumulative preference shares held by the Foundation at the Foundation’s request. In that case, we are obliged to effect the repurchase and respective cancellation as soon as possible. A cancellation will result in a repayment of the amount paid and exemption from the obligation to pay up on the cumulative preference shares. A repurchase of the cumulative preference shares can only take place when such shares are fully paid up.
If the Foundation does not request that we repurchase or cancel all cumulative preference shares held by the
Foundation within 20 months of issuance of these shares, we will be required to convene a General Meeting for the purpose of deciding on a repurchase or cancellation of these shares.
The Foundation operates independently of ASML. Its Board of Directors comprises four independent members. Per
December 31, 2025, its members were: Mr. Wim Pelsma, Mr. Sjoerd Vollebregt, Mr. Jos Streppel and Mr. Steven
Perrick (who was replaced by Mr. Arnold Croiset van Uchelen effective January 1, 2026).
ASML has not established any other anti-takeover devices.
Dividend policy
ASML aims to provide a sustainable dividend per share that will grow over time, paid quarterly. On an annual basis, the Board of Management, upon prior approval from the Supervisory Board, submits a proposal to the AGM with respect to the amount of dividend to be declared with respect to the prior year, taking into account any interim dividend distributions. The dividend proposal in any given year will be subject to availability of distributable profits, retained earnings and cash, and may be affected by, among other things, our view of potential future liquidity requirements including for investments in production capacity, working capital requirements, the funding of our R&D programs and acquisition opportunities that may arise from time to time, and future changes in applicable tax and corporate laws.
ASML intends to declare a total dividend for the year of 2025 of €7.50 per ordinary share, which is a 17.2% increase compared to the 2024 total dividend of €6.40 per ordinary share. Recognizing the interim dividends of €1.60 per ordinary share paid in August 2025, November 2025 and February 2026, this leads to a final dividend proposal to the
General Meeting of €2.70 per ordinary share.
Dividends on ordinary shares are payable out of net income or retained earnings, as shown in our Financial statements as adopted by our AGM, after payment first of (accumulated) dividends out of net income on any issued cumulative preference shares.
Purchase of equity securities
In addition to dividend payments, we intend to return cash to our shareholders on a regular basis through share buybacks or capital repayment, subject to our actual and anticipated level of liquidity requirements and other relevant factors.
On January 28, 2026 we announced a new share buyback program to be executed by December 31, 2028. ASML intends to repurchase shares of an amount up to €12 billion, of which we expect a total of up to 2.0 million shares will be used to cover employee share plans. ASML intends to cancel the remainder of the shares repurchased. The share buyback program may be suspended, modified or discontinued at any time. The previous program finished in
December 2025, pursuant to which we repurchased a total of €7.6 billion out of the up to €12.0 billion program.
In 2025, we repurchased 8,323,320 shares (2024: 574,925 shares) for a total consideration of €5,950.0 million (2024:
€500.0 million). In 2025, we cancelled 5,683,018 shares (2024: 5,754,117 shares).
The following table provides a summary of shares repurchased by ASML in 2025:

Period	Total number of shares purchased	Average price paid per Share (€)	Total number of shares purchased under programs	Maximum value of shares that may yet be purchased (€ millions)
January 1 – 31, 2025	181,400	714.60	181,400	10,170.4
February 1 – 28, 2025	1,819,703	712.36	2,001,103	8,874.1
March 1 – 31, 2025	2,067,246	658.42	4,068,349	7,513.0
April 1 – 30, 2025	1,390,673	583.36	5,459,022	6,701.7
May 1 – 31, 2025	398,170	648.62	5,857,192	6,443.4
June 1 – 30, 2025	385,453	669.72	6,242,645	6,185.3
July 1 – 31, 2025	200,024	676.40	6,442,669	6,050.0
August 1 – 31, 2025	—	—	6,442,669	6,050.0
September 1 – 30, 2025	—	—	6,442,669	6,050.0
October 1 – 31, 2025	483,439	897.81	6,926,108	5,616.0
November 1 – 30, 2025	816,582	885.88	7,742,690	4,892.6
December 1 – 31, 2025	580,630	934.45	8,323,320	4,350.0
Total	8,323,320	714.86